Share Capital	12 Months Ended
Mar. 31, 2024
Disclosure Of Classes Of Share Capital Abstract
Share Capital [Text Block]

14. Share Capital

Authorized

Unlimited number of common shares without par value

Unlimited number of preferred shares without par value

Issued

During the year ended March 31, 2024, the Company issued a total of 274,534 common shares, including 188,819 shares issued under the At the Market Offering (ATM), and 85,715 shares from the exercise of options.

During the year ended March 31, 2023, the Company issued a total of 1,568,590 common shares, including 1,565,268 shares issued under the At the Market Offering (ATM), and 3,322 shares from the exercise of options.

During the year ended March 31, 2022, the Company issued a total of 2,255,478 common shares, including 1,925,656 shares from the exercise of warrants, and 329,822 shares from the exercise of options.

At the Market Offering

In September 2022, the Company filed a prospectus supplement to its short form base shelf prospectus, pursuant to which the Company may, at its discretion and from time to time, sell common shares of the Company for aggregate gross proceeds of up to US$20,000,000. The base shelf prospectus was filed in October 2021, and was effective for a period of 25 months until November 2023. The Company filed a new base shelf prospectus in January 2024.

The sale of common shares under the prospectus supplement was made through ATM distributions on the NASDAQ stock exchange. During the year ended March 31, 2024, the Company sold 188,819 common shares under the ATM program for gross proceeds of $520,892 before transaction fees. The ATM expired in November 2023 due to the expiry of the base shelf prospectus.

The Company incurred approximately $14,904 in professional fees and other direct expenses in connection with the ATM, which was included in share issuance costs for the year ended March 31, 2024 (2023 - $216,803; 2022 - $nil).

Offering subsequent to year-end

On May 9, 2024 the Company completed an underwritten offering of 1,500,000 common shares and warrants to purchase 1,575,000 common shares for gross proceeds of $2,325,750 before deducting underwriting discounts and offering expenses. The warrants have an exercise price of $1.82 per share and expire three years from the date of issuance.